RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management

	Year ended December 31
	2020	2019
Short term incentive plans
Salaries	$1,361	$941
Directors' fees	171	160
	1,532	1,101
Termination benefits	—	284
Share based payments	1,859	2,080
Total	$3,391	$3,465